Details of Customer Accounting for Ten Percent or More of Notes Receivable (Detail) (Notes Receivable)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Customer B
Concentration Risk [Line Items]
Percentage of receivable from customer	41.60%		31.50%
Customer C
Concentration Risk [Line Items]
Percentage of receivable from customer	28.30%			[1]
Customer D
Concentration Risk [Line Items]
Percentage of receivable from customer		[1]	15.30%
Customer E
Concentration Risk [Line Items]
Percentage of receivable from customer		[1]	13.70%

[1]	The amount was less than 10%.